Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 118.3%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	$1,010	$1,183,912

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,057,548

Arizona — 1.5%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	540	568,247
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	610	633,942
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	470	487,559
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	615	642,620
County of Maricopa Arizona IDA, Refunding RB:
HonorHealth, Series A, 5.00%, 09/01/36	645	795,059
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	230	263,286
Legacy Traditional Schools Project, 5.00%, 07/01/49(a)	325	364,088
Banner Health Obligation Group, Series A, 4.00%, 01/01/41	745	838,825
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	205	228,604
County of Pima IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/49(a)	525	559,204

		5,381,434

California — 14.2%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,705,950
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,200	1,231,932

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	$1,090	$1,226,741
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,480	1,598,208
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	975	1,026,938
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	795	981,284
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	410	501,270
Series A, 5.00%, 03/01/37	455	555,318
Series A-1, 5.75%, 03/01/34	850	891,242
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,175	2,294,756
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(c)	12,740	10,847,473
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,475	1,527,245
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	2,500	2,709,900
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(c)	3,750	2,618,850
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(c)	5,000	3,234,300
San Diego California Community College District, GO, CAB, Election of 2006(c):
0.00%, 08/01/31	2,145	1,303,323
0.00%, 08/01/32	2,680	1,532,880
San Diego California Unified School District, GO, Election of 2008(c):
Series C, 0.00%, 07/01/38	1,600	1,048,784
Series G, 0.00%, 07/01/34	650	353,080

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 0.00%, 07/01/35	$690	$352,666
Series G, 0.00%, 07/01/36	1,035	497,959
Series G, 0.00%, 07/01/37	690	312,494
San Diego California Unified School District, GO, Refunding, CAB, Series R-1(c):
0.00%, 07/01/30	5,000	4,185,250
0.00%, 07/01/31	1,280	1,039,526
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(b):	1,300	1,379,924
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(c)	5,500	3,553,275

		52,510,568

Colorado — 1.6%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,310	1,446,227
Colorado Health Facilities Authority, RB, Series A:
Adventist Health System/Sunbelt Obligated Group, 4.00%, 11/15/46	1,070	1,174,571
Commonspirit Health, 4.00%, 08/01/49	1,200	1,331,592
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,029,080

		5,981,470

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	360	392,958
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	770	866,681
Series A-1, 3.80%, 11/15/39	465	508,119
Sub-Series B-1, 4.00%, 05/15/45	1,445	1,593,503
Connecticut State Health & Educational Facilities Authority, Refunding RB, University of Hartford Issue:
4.00%, 07/01/39	295	325,580
4.00%, 07/01/49	540	582,844

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO, Series C, 5.00%, 06/15/32	$615	$774,174

		5,043,859

District of Columbia — 0.4%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	435	436,353
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	995	1,127,275

		1,563,628

Florida — 11.2%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,780,272
County of Broward Florida Port Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	1,930	2,152,760
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50(e)	930	1,033,295
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,023,898
5.38%, 10/01/32	3,160	3,351,654
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	2,025	2,355,399
Series B, AMT, 6.00%, 10/01/30	640	745,958
Series B, AMT, 6.25%, 10/01/38	415	482,483
Series B, AMT, 6.00%, 10/01/42	660	764,056
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	480	562,651
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	219,093
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,453,325
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	1,540	1,753,598

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	$560	$623,952
5.00%, 08/01/47	1,620	1,799,156
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	475	509,637
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/41	570	281,637
0.00%, 10/01/42	765	362,518
0.00%, 10/01/43	695	316,267
0.00%, 10/01/44	710	310,334
0.00%, 10/01/45	600	254,928
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,019
5.00%, 10/01/31	1,970	2,096,927
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,750	2,115,120
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,105,760
5.38%, 10/01/29	1,050	1,120,770
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	3,970	4,747,008
Sub-Series A, 5.00%, 10/01/52	1,490	1,790,965
Lakewood Ranch Stewardship District, Special Assessment Bonds, NorthEast Sector Project:
3.85%, 05/01/39	450	455,607
4.00%, 05/01/49	675	687,015
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	2,065	2,387,264

		41,675,326

Georgia — 3.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	500	590,335

Security	Par (000)	Value

Georgia (continued)
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	$1,250	$1,361,063
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	685	829,871
4.00%, 04/01/48(f)	265	290,066
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	7,475	9,443,317
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	160,245
5.00%, 04/01/44	380	428,944

		13,103,841

Illinois — 13.5%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(c)	250	216,378
5.00%, 12/01/29	660	820,182
5.00%, 12/01/30	790	975,871
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,005	1,123,932
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	4,290	4,477,988
3rd Lien, Series A, 5.75%, 01/01/39	820	852,923
Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,528,198
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,036,485
Sales Tax Receipts, 5.25%, 12/01/36	595	636,382
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	48,371
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	650	694,896
6.00%, 08/15/41	1,000	1,069,360
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	793,132
5.00%, 08/15/44	350	391,577

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	$1,365	$1,527,940
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	2,123,793
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,150,218
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(c):
0.00%, 12/15/26	5,000	4,340,450
0.00%, 12/15/33	9,950	6,862,813
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(c)	3,450	1,683,910
4.00%, 06/15/50(e)	585	644,027
5.00%, 06/15/50(e)	760	910,305
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	675	720,259
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	1,275	1,332,656
State of Illinois, GO:
5.25%, 02/01/33	830	930,704
5.50%, 07/01/33	820	916,842
5.25%, 02/01/34	830	929,857
5.50%, 07/01/38	445	495,614

		50,235,063

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,172,072
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	566,129
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	890	981,715

		2,719,916

Louisiana — 1.7%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,820	3,222,470

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	$2,700	$3,180,978

		6,403,448

Maine — 0.6%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	710	785,189
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	200	207,638
S/F Housing, Series A, 3.00%, 11/15/44	1,240	1,260,138

		2,252,965

Maryland — 0.5%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.63%, 06/01/46(a)	740	747,000
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,150	1,270,486

		2,017,486

Massachusetts — 3.0%
Collegiate Charter School of Lowell, RB:
5.00%, 06/15/39	500	544,990
5.00%, 06/15/54	790	846,469
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,431,297
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	3,235	3,685,118
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	59,053
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	765	812,025
Series C, 5.35%, 12/01/42	315	317,885
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,280	1,432,115
Sub-Series B, 4.00%, 02/15/43	755	820,542

		10,949,494

Michigan — 5.4%
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	615	683,849

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(b)	$1,700	$1,809,990
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,175	1,281,772
Trinity Health Credit Group, 5.00%, 12/01/21(b)	20	21,502
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	2,945	3,337,039
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	640	799,635
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,640	1,984,236
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,065	1,210,436
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	155,247
Series I-A, 5.38%, 10/15/41	700	747,089
Series II-A (AGM), 5.25%, 10/15/36	900	961,983
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	1,885	2,047,035
M/F Housing, Series A, 4.05%, 10/01/48	1,855	2,041,020
M/F Housing, Series A-1, 3.35%, 10/01/49	745	777,422
S/F Housing, Series C, 4.13%, 12/01/38	1,465	1,624,363
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	426,508

		19,909,126

Minnesota — 0.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(e)	400	402,900

Missouri — 0.3%
Missouri Housing Development Commission, RB, S/F Housing, First Place Homeownership Loan Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.85%, 05/01/50(e)	200	200,048

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Mercy Health, 4.00%, 11/15/42	$1,015	$1,062,208

		1,262,256

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,464,958
5.25%, 09/01/37	750	822,833

		6,287,791

New Jersey — 9.7%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	1,014,930
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	775,386
Series WW, 5.25%, 06/15/25(b)	15	18,361
Series WW, 5.25%, 06/15/33	155	180,594
Series WW, 5.00%, 06/15/34	205	233,964
Series WW, 5.00%, 06/15/36	925	1,054,204
Series WW, 5.25%, 06/15/40	250	287,628
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,586,529
Sub-Series A, 4.00%, 07/01/32	1,040	1,141,483
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/26	235	249,312
Series 1, 5.75%, 12/01/27	1,475	1,571,155
Series B, 3.25%, 12/01/39	2,695	2,804,686
Sub-Series C, 3.63%, 12/01/49	725	752,303
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,023,612
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,490	1,657,983
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	2,104,546
Transportation System, Series A, 5.50%, 06/15/21(b)	3,150	3,346,465
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,279,766
Transportation System, Series B, 5.00%, 06/15/21(b)	520	548,647
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,055,100

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series D, 5.00%, 06/15/32	$735	$835,768
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System Bond, 4.00%, 12/15/39	1,060	1,184,847
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/34	920	1,127,386
Series A, 5.00%, 06/01/36	1,365	1,661,915
Series A, 4.00%, 06/01/37	870	971,538
Sub-Series B, 5.00%, 06/01/46	2,255	2,592,190

		36,060,298

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	200	224,312
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 2.88%, 07/01/45(e)	585	589,557

		813,869

New York — 3.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 12/15/21(b)	1,425	1,540,824
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,130	1,286,336
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,641,912
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	430	451,698
5.75%, 02/15/47	270	282,031
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	3,098,032
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	625	724,325
Consolidated, 186th Series, 5.00%, 10/15/44	1,250	1,436,037
Series 207, 4.00%, 09/15/43	460	516,451

Security	Par (000)	Value

New York (continued)
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	$170	$182,633

		11,160,279

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	195	217,922
(AGM), 4.00%, 01/01/55	155	175,074

		392,996

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Home Mortgage, Series F, 3.05%, 07/01/43	320	328,051

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,945	2,958,017
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	460	524,004
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	530	582,359
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	315	345,016
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(c)	10,000	6,480,200

		10,889,596

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	555	616,777

Oregon — 0.8%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(d)	440	523,494
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	995	531,857
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,362,670

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	$420	$460,240

		2,878,261

Pennsylvania — 11.1%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	755	915,158
5.00%, 07/01/47	1,610	1,911,167
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/22(b)	1,600	1,752,016
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,050	1,183,423
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	950	1,056,524
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,035	1,187,135
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	7,290	8,508,815
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,305	1,508,932
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	940	1,049,566
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	2,330	2,700,936
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	885	962,871
Series 128B, 3.85%, 04/01/38	1,970	2,163,946
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	722,877
Series A-1, 5.00%, 12/01/41	2,385	2,829,397
Series B, 5.00%, 12/01/40	935	1,109,780
Series C, 5.50%, 12/01/23(b)	555	651,642
Series C, 5.00%, 12/01/39	3,275	3,818,617
Sub-Series A-1, 5.00%, 12/01/41	2,430	2,847,037
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	575	599,190

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	$2,070	$2,346,676
Series A-1, 5.00%, 12/01/40	765	899,579
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	305	361,062

		41,086,346

Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	2,121	619,502
Series A-1, 4.75%, 07/01/53	1,876	2,075,700
Series A-1, 5.00%, 07/01/58	2,493	2,799,938
Series A-2, 4.33%, 07/01/40	6,434	6,985,394
Series A-2, 4.78%, 07/01/58	548	606,000
Series B-1, 4.75%, 07/01/53	476	526,204
Series B-2, 4.78%, 07/01/58	462	509,299

		14,122,037

Rhode Island — 1.3%
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Multi Family Development Bond, Series 1B, 3.90%, 10/01/37	420	435,548
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	548,775
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	1,108,457
5.00%, 06/01/50	2,630	2,835,666

		4,928,446

South Carolina — 4.8%
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	115	124,553
Prisma Health Obligated Group, 5.00%, 05/01/38	2,490	3,015,365
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	975	1,024,861
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	530	631,527
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	2,330	2,830,950

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	$6,225	$7,064,130
Series E, 5.50%, 12/01/53	745	840,934
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,316,475

		17,848,795

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,373,446
4.00%, 07/01/42	3,000	3,340,320

		4,713,766

Tennessee — 0.7%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	845	943,476
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,245	1,468,602

		2,412,078

Texas — 12.2%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,395	1,590,342
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,348,299
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	636,502
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,130	1,183,343
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,880	2,344,078
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	856,080

Security	Par (000)	Value

Texas (continued)
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	$3,160	$3,759,420
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,092,236
Series D, 5.00%, 11/01/42	1,500	1,593,900
Series H, 5.00%, 11/01/32	3,000	3,189,810
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,118,345
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,420	1,628,980
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,225	1,390,841
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	4,990	2,525,738
0.00%, 09/15/36	11,525	5,497,194
0.00%, 09/15/37	8,245	3,697,800
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,355	1,665,864
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	390	430,057
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,302,503
5.00%, 12/15/32	3,440	3,762,362
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,460,168

		45,073,862

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	445	537,026
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,240	1,486,128

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	$200	$212,920

		2,236,074

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	750	795,240

Washington — 1.8%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	485	534,446
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,955	2,332,960
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,161,647
Washington Health Care Facilities Authority, RB, Providence Health & Services:
4.00%, 10/01/45	705	763,790
Series A, 5.00%, 04/01/20(b)	525	528,428
Series A, 5.25%, 04/01/20(b)	625	629,331
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	555	609,829

		6,560,431

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	670	734,019

Wisconsin — 1.4%
Public Finance Authority, RB, American Preparatory Academy — Las Vegas Project, Series A(a):
5.00%, 07/15/39	105	116,953
5.00%, 07/15/49	405	443,220
5.00%, 07/15/54	195	212,597
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/49(a)	335	366,684
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,150	2,351,670
4.45%, 05/01/57	1,160	1,266,465
3.20%, 11/01/49	125	128,755

Security	Par (000)	Value

Wisconsin (continued)
3.38%, 05/01/57	$210	$217,129

		5,103,473

Total Municipal Bonds — 118.3% (Cost — $386,141,038)		438,696,725

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 44.8%

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,710	1,925,357

California — 1.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(h)	3,826	4,278,138
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	1,571	1,997,697

		6,275,835

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(f)(h)	2,324	2,871,794
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 02/01/21(b)	7,000	7,280,700

		10,152,494

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,630,587

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,031	1,138,219

Florida — 4.9%
City of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,640	3,149,071

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	$2,296	$2,560,913
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,861,159
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	4,621	4,744,727
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(a)(f)	2,370	2,672,862

		17,988,732

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49(a)(f)	2,041	2,205,828

Illinois — 1.8%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,358,089
Series A, 5.00%, 01/01/40	2,730	3,206,116
Series B, 5.00%, 01/01/40	1,050	1,238,389

		6,802,594

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,810,767

Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,515	1,661,501

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38(a)(f)	957	1,062,833

Maryland — 2.4%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,061	1,278,582
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,808	3,373,265

Security	Par (000)	Value

Maryland (continued)
County of Montgomery Housing Opportunities Commission, RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	$4,008	$4,155,198

		8,807,045

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,673,031

Michigan — 4.5%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,970	2,292,115
Multi Model- McLaren Health Care, 4.00%, 02/15/47	3,553	4,031,131
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(b)	7,530	8,085,563
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 4.00%, 04/15/54	1,242	1,411,072
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	1,032,838

		16,852,719

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,286	2,458,626

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	3,061	3,837,393
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	4,139,302

		7,976,695

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	955,544
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,309	2,673,533
Series G, 4.00%, 01/01/43	2,146	2,440,174

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	$1,840	$1,927,514

		7,996,765

New York — 6.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,180	2,432,749
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,680	1,769,393
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(h)	3,059	3,770,054
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,403,839
Series DD, 5.00%, 06/15/35	1,665	1,939,475
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,470	4,042,897
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,498	1,800,986
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,766,147

		24,925,540

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(h)	2,115	2,292,872
4.00%, 11/15/43	2,912	3,304,297

		5,597,169

Pennsylvania — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	1,056,762
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,542	1,594,803

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	$1,229	$1,314,947

		3,966,512

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,450	1,587,547

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,980	2,206,750

Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43(a)(f)	1,470	1,564,506
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,229	1,510,135
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	4,114,240
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,874	1,965,464
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	815	880,215
3.75%, 09/01/49	579	624,587

		10,659,147

Virginia — 1.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,234	2,795,712

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, S/F Housing, Series C (Ginnie Mae), 3.70%, 08/01/48	$3,045	$3,252,544

		6,048,256

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,775,789
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,706,013

		6,481,802

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	1,980	2,163,843

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.8% (Cost — $155,163,013)		166,056,194

Total Long-Term Investments — 163.1% (Cost — $541,304,051)		604,752,919

Security	Shares	Value

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(i)(j)	1,614,135	$1,614,458

Total Short-Term Securities — 0.5% (Cost — $1,614,456)		1,614,458

Total Investments — 163.6% (Cost — $542,918,507)		606,367,377

Other Assets Less Liabilities — 0.3%		1,128,110

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.5)%		(94,432,606)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (38.4)%		(142,334,944)

Net Assets Applicable to Common Shares — 100.0%		$370,727,937

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 15, 2021 to July 1, 2027, is $11,419,974.

(i)	Annualized 7-day yield as of period end.

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN)

(j)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	580,450	1,033,685	1,614,135	$1,614,458	$28,998	$650	$2

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	44	03/20/20	$5,793	$(90,565)
U.S. Treasury Long Bond	115	03/20/20	18,806	(533,415)
5-Year U.S. Treasury Note	38	03/31/20	4,572	(50,454)

				$(674,434)

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$604,752,919	$—	$604,752,919
Short-Term Securities	1,614,458	—	—	1,614,458

	$1,614,458	$604,752,919	$—	$606,367,377

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(674,434)	$—	$—	$(674,434)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(94,124,914)	$—	$(94,124,914)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(236,624,914)	$—	$(236,624,914)

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